COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

(A) LEASE COMMITMENTS

On September 22, 2021, the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022, located in Ocoee, Florida. The lease provides for a five-year renewal term at the option of the Company. In April 2023, the Company entered into a lease agreement with its existing landlord of its Florida location for a lease of an additional 2,295 square feet of space beginning at the earlier of June 1, 2023 or completion of build out for a five year term. On July 16, 2024 with an effective date of September, 1, 2024 the Company entered into a second amendment. extending its lease for its North Carolina location to September 1, 2026 for an annual lease commitment of $48,000 for each of the two years.

As of September 30, 2024, undiscounted future lease obligations for the office spaces are as follows:

Lease Commitments
Less than 1 year	1-3 years	3-5 years	Total
$345,496	$888,574	$-	$1,234,070

Lease costs for the nine months ended September 30, 2024 were $[ ] and cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2024 were $[ ]. As of September, 2024, the following represents the difference between the remaining undiscounted lease commitments under non-cancelable leases and the lease liabilities:

Undiscounted minimum lease commitments	$1,234,070
Present value adjustment using incremental borrowing rate	(231,835)
Lease liabilities	$1,002,235

(B) LITIGATION

On February 21, 2023, the Company received a notice under section 21 of Indian Arbitration and Conciliation Act, 1996 related to a dispute pursuant to a contract between the Company and a service provider, pursuant to which the service provider has asserted the Company has violated the terms of the contract and has claimed damages of approximately $635,000. On April 9, 2024 the Company was served with notice that the case had been brought before the Supreme Court of India and the Company has obtained local counsel. Subsequently the Company filed a petition with the Supreme Court of India to dismiss the claim on various grounds. The Supreme Court of India denied the Company’s request on July 15, 2024 and appointed a single Arbitrator to the matter. The Company continues to evaluate the claims asserted against it and intends to defend itself vigorously in these proceedings; however, there can be no assurances that it will be successful in its efforts. The outcome of this matter is not expected to have a material effect on these financial statements.

(C) COMPENSATION

On March 29, 2024, the Compensation Committee approved a management incentive plan pursuant to which it agreed to issue ten-year options with an immediate vest to purchase shares of Company common stock at an exercise price of $3.10 per share, subject to the approval of the Plan Amendment at the Annual Meeting, to the following officers, among other employees, (i) Robert McDermott, Chief Executive Officer and President – options to purchase 1,817,742 shares of Company common stock; (ii) Archit Shah, Chief Financial Officer – options to purchase 482,259 shares of Company common stock; (iii) David Fidanza, Chief Information Officer – options to purchase 352,420 shares of Company common stock; (iv) Muralidar Chakravarthi, Chief Technology Officer – options to purchase 352,420 shares of Company common stock; (v) Jeffery Stellinga, Vice President – options to purchase 352,420 shares of Company common stock. Approval of the Plan Amendment was received on May 31, 2024 and the total value of the grant of $4,779,580 was expensed on this date.

On March 29, 2024, the Compensation Committee awarded a cash and option bonus related to 2023 performance. The options are subject to subject to the approval of the Plan Amendment at the Annual Meeting, to the following officers, among other employees, (i) Robert McDermott, Chief Executive Officer and President – options to purchase 570,754 shares of Company common stock; (ii) Archit Shah, Chief Financial Officer – options to purchase 158,220 shares of Company common stock; (iii) David Fidanza, Chief Operating Officer – options to purchase 152,055 shares of Company common stock; (iv) Muralidar Chakravarthi, Chief Technology Officer – options to purchase 154,110 shares of Company common stock; (v) Jeffery Stellinga, Vice President – options to purchase 34,247 shares of Company common stock and (vi) Carly Garrison, Director of Sales – options to purchase 114,384 shares of Company common stock. In addition the cash awards are subject to the Company successfully raising in excess over $5,000,000 in equity during 2024 to the following officers, amount other employees;(i) Robert McDermott, Chief Executive Officer and President – $125,250; (ii) Archit Shah, Chief Financial Officer – $39,000; (iii) David Fidanza, Chief Operating Officer – $36,750 (iv) Muralidar Chakravarthi, Chief Technology Officer – $37,500; and (v) Carly Garrison, Director of Sales - $21,750.

11. COMMITMENTS AND CONTINGENCIES

(A) LEASE COMMITMENTS

On September 22, 2021, the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022, located in Ocoee, Florida. The lease provides for a five-year renewal term at the option of the Company. In April 2023, the Company entered into a lease agreement with its existing landlord of its Florida location for a lease of an additional 2,295 square feet of space beginning at the earlier of June 1, 2023 or completion of build out for a five year term.

The Company signed a three-year lease agreement for approximately 2,100 square feet of office space located in Concord, NC on July 16, 2020. In August 2023, the Company extended its lease for another year on similar terms and conditions as its current lease.

With the acquisition of Advantech, the Company signed a two-year lease on May 12, 2021, for an office in Scottsdale, AZ.  In May 2023, the Company extended its lease for an additional 24 months for this location beginning July 1, 2023 under similar terms and conditions as its current lease.

As of December 31, 2023, undiscounted future lease obligations for the office space are as follows:

Lease Commitments
as of December 31, 2023
Less than 1 year	1-3 years	3-5 years	Total
$369,849	$1,059,423	$89,038	$1,518,310

Lease costs for the year ended December 31, 2023 were $347,910 and cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2023 were $40,412. As of December 31, 2023, the following represents the difference between the remaining undiscounted lease commitments under non-cancelable leases and the lease liabilities:

Undiscounted minimum lease commitments	$1,518,310
Less: Imputed Interest	(330,476)
Lease liabilities	$1,187,834

(B) EMPLOYMENT AGREEMENTS WITH NAMED EXECUTIVE OFFICERS

Chief Executive Officer

We entered into an employment agreement, effective September 1, 2023, with Robert McDermott, pursuant to which he agreed to serve as our Chief Executive Officer for an initial term of three years, which will be automatically renewed for additional one-year terms unless either party chooses not to renew the agreement. Mr. McDermott’s agreement provided for an initial annual base salary of $500,000.  Mr. McDermott is eligible to receive an annual bonus of up to 100% of his base salary, provided final determination on the amount of the annual bonus, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee. Pursuant to his agreement, for each fiscal year during the term, Mr. McDermott will be entitled to an annual equity grant of up to $2,500,000; provided that the final determination on the amount of the annual grant, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee.

If Mr. McDermott’s employment is terminated at our election without “cause”, or by Mr. McDermott for “good reason,” Mr. McDermott shall be entitled to receive severance payments equal to 18 months of Mr. McDermott’s base salary; provided that such amounts shall be increased to 24 months of Mr. McDermott’s base salary if Mr. McDermott’s agreement is terminated without “cause” or by Mr. McDermott for “good reason” within three months prior to or twelve months after of a “change of control.” In addition, if Mr. McDermott’s agreement is terminated without “cause” or by Mr. McDermott for “good reason” within three months prior to or twelve months after of a “change of control,” any of the unvested equity awards shall also immediately vest. During any period that Mr. McDermott is entitled to severance payments, the Company will continue to pay the same portion of Mr. McDermott’s medical and dental insurance premiums under COBRA as during active employment until the earlier of (1) six months from the termination of employment, or (2) the date Mr. McDermott is eligible for medical and/or dental insurance benefits from another employer. Mr. McDermott agreed not to compete with us until 12 months after the termination of his employment.

Chief Financial Officer

We entered into an employment agreement, effective September 1, 2023, with Archit Shah, pursuant to which he agreed to serve as our Chief Financial Officer for an initial term of three years, which will be automatically renewed for additional one-year terms unless either party chooses not to renew the agreement. Mr. Shah’s agreement provided for an initial annual base salary of $314,000.  Mr. Shah is eligible to receive an annual bonus of up to 50% of his base salary, provided  final determination on the amount of the annual bonus, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee. Pursuant to his agreement, Mr. Shah for each fiscal year during the term, Mr. Shah will be entitled to an annual equity grant of up to $693,000; provided that the final determination on the amount of the annual grant, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee.

If Mr. Shah’s employment is terminated at our election without “cause”, or by Mr. Shah for “good reason,” Mr. Shah shall be entitled to receive severance payments equal to six months of Mr. Shah’s base salary; provided that such amounts shall be increased to 12 months of Mr. Shah’s base salary if Mr. Shah’s agreement is terminated without “cause” or by Mr. Shah for “good reason” within three months prior to or twelve months after of a “change of control.” In addition, if Mr. Shah’s agreement is terminated without “cause” or by Mr. Shah for “good reason” within three months prior to or twelve months after of a “change of control,” any of the unvested equity awards shall also immediately vest. During any period that Mr. Shah is entitled to severance payments, the Company will continue to pay the same portion of Mr. Shah’s medical and dental insurance premiums under COBRA as during active employment until the earlier of (1) six months from the termination of employment, or (2) the date Mr. Shah is eligible for medical and/or dental insurance benefits from another employer. Mr. Shah agreed not to compete with us until 12 months after the termination of his employment.

Chief Operating Officer

We entered into an employment agreement, effective September 1, 2023, with David Fidanza pursuant to which he agreed to serve as our Chief Operating Officer for an initial term of three years, which will be automatically renewed for additional one-year terms unless either party chooses not to renew the agreement. Mr. Fidanza’s agreement provided for an initial annual base salary of $296,000. Mr. Fidanza is eligible to receive an annual bonus of up to 50% of his base salary, provided final determination on the amount of the annual bonus, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee. Pursuant to his agreement, Mr. Fidanza for each fiscal year during the term, Mr. Fidanza will be entitled to an annual equity grant of up to $666,000; provided that the final determination on the amount of the annual grant, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee.

If Mr. Fidanza’s employment is terminated at our election without “cause”, or by Mr. Fidanza for “good reason,” Mr. Fidanza shall be entitled to receive severance payments equal to six months of Mr. Fidanza’s base salary; provided that such amounts shall be increased to 12 months of Mr. Fidanza’s base salary if Mr. Fidanza’s agreement is terminated without “cause” or by Mr. Fidanza for “good reason” within three months prior to or twelve months after of a “change of control.” In addition, if Mr. Fidanza’s agreement is terminated without “cause” or by Mr. Fidanza for “good reason” within three months prior to or twelve months after of a “change of control,” any of the unvested equity awards shall also immediately vest. During any period that Mr. Fidanza is entitled to severance payments, the Company will continue to pay the same portion of Mr. Fidanza’s medical and dental insurance premiums under COBRA as during active employment until the earlier of (1) six months from the termination of employment, or (2) the date Mr. Fidanza is eligible for medical and/or dental insurance benefits from another employer. Mr. Fidanza agreed not to compete with us until 12 months after the termination of his employment.

Chief Technology Officer

We entered into an employment agreement, effective September 1, 2023, with Murali Chakravarthi pursuant to which each officer agreed to serve as our Chief Technology Officer for an initial term of three years, which will be automatically renewed for additional one-year terms unless either party chooses not to renew the agreement. Mr. Chakravarthi’s agreement provided for an initial annual base salary of $300,000. Mr. Chakravarthi is eligible to receive an annual bonus of up to 50% of his base salary, provided  final determination on the amount of the annual bonus, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee. Pursuant to his agreement, Mr. Chakravarthi for each fiscal year during the term, Mr. Chakravarthi will be entitled to an annual equity grant of up to $675000; provided that the final determination on the amount of the annual grant, if any, will be made by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee.

If Mr. Chakravarthi’s employment is terminated at our election without “cause”, or by Mr. Chakravarthi for “good reason,” Mr. Chakravarthi shall be entitled to receive severance payments equal to six months of Mr. Chakravarthi’s base salary; provided that such amounts shall be increased to 12 months of Mr. Chakravarthi’s base salary if Mr. Chakravarthi’s agreement is terminated without “cause” or by Mr. Chakravarthi for “good reason” within three months prior to or twelve months after of a “change of control.” In addition, if Mr. Chakravarthi’s agreement is terminated without “cause” or by Mr. Chakravarthi for “good reason” within three months prior to or twelve months after of a “change of control,” any of the unvested equity awards shall also immediately vest. During any period that Mr. Chakravarthi is entitled to severance payments, the Company will continue to pay the same portion of Mr. Chakravarthi’s medical and dental insurance premiums under COBRA as during active employment until the earlier of (1) six months from the termination of employment, or (2) the date Mr. Chakravarthi is eligible for medical and/or dental insurance benefits from another employer. Mr. Chakravarthi agreed not to compete with us until 12 months after the termination of his employment.

(C) LITIGATION

The Company from time to time, may be a party to various litigation, claims and disputes, arising in the ordinary course of business. While the ultimate impact of such actions cannot be predicted with certainty, we believe the outcome of these matters, except for that noted below, will not have a material adverse effect on our financial condition or results of operations.

On August 18, 2021, iCoreConnect received a Notice of Disposition of Collateral under section 9-611 of the Uniform Commercial Code (“UCC”) (Arizona Revised Statutes 47-611) purporting to set a foreclosure sale, under the UCC, of its assets that were previously pledged as security to Sonoran Pacific Resources, LLP, an Arizona limited liability partnership (“SPR”) and Jerry Smith (“Smith”) (collectively, the “lender”). On November 1, 2022, iCoreConnect entered into a settlement agreement and release (the “Settlement Agreement”) with SPR and Smith in connection with the above litigation. In order to resolve all matters subject to the dispute, the Settlement Agreement provided that on, or before, the 60th day following the effective date of the Settlement Agreement, which was November 1, 2022 (such 60th day, the “Payment Date”), iCoreConnect shall redeem, and/or or iCoreConnect’s designees shall acquire, a total of 9,000,000 shares of iCoreConnect Common Stock from SPR and certain shareholders or affiliates of SPR at a purchase price of $0.08 per share. The Settlement Agreement further provided that in addition to the purchase of the foregoing 9,000,000 shares, iCoreConnect or its designee will have the option, but not the obligation, to acquire or redeem any or all of the remaining 5,401,887 shares held by certain shareholders or affiliates of SPR on, or before, the Payment Date, at the cost of $0.08 per share. In connection with the dispute, iCoreConnect had previously posted a cash bond of $200,000 with the court. Pursuant to the Settlement Agreement, $100,000 was released to SPR upon execution of the Settlement Agreement, which amount will be credited toward the payment of the 9,000,000 shares described above. The foregoing share purchase obligation was satisfied on December 30, 2022. Upon the payment for the shares, the remaining $100,000 of the bond was released to SPR in consideration for the release of all claims and liens and the dismissal of the litigation. Upon iCoreConnect’s compliance with the above share repurchase obligations, J.D. Smith, the son of Jerry Smith, resigned as a director and chairman of Board of Directors. The Settlement Agreement provides that upon the performance of each of the parties of their obligations thereunder, SPR and Smith, on the one hand, and iCoreConnect, on the other hand, each agrees to a complete release of the other party or parties. The Settlement Agreement was fully completed on December 30, 2022 and a full release received from the courts.

On June 15, 2021, the Company received a Complaint filed with the Circuit Court of the Ninth Judicial Circuit for Orange County, Florida. The Complaint alleges a breach of a previously entered into 2018 Settlement Agreement for which payments have not been made. The Complainant agreed to begin arbitration on August 31, 2021. Upon completion of arbitration in October 2022 the Complainant was awarded an Interim Award of Arbitration in the amount of $270,020 which excluded any interest and fee. Subsequent to year end, in February 2023, a final Arbitration award in the amount of $523,415 was issued which includes interest and fees and the Company has fully satisfied this amount and received a Satisfaction of Judgement on October 19, 2023.

On February 21, 2023, the Company received a notice under section 21 of Indian Arbitration and Conciliation Act, 1996 related to a dispute pursuant to a contract between the Company and a service provider, pursuant to which the service provider has asserted the Company has violated the terms of the contract and has claimed damages of approximately $635,000. The Company is evaluating the claims asserted against it and intends to defend itself vigorously in these proceedings; however, there can be no assurances that it will be successful in its efforts.